Goodwill and Intangible Assets, Net - Components of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	4 years 3 months 18 days	4 years 10 months 6 days
Gross	$ 17,191	$ 17,191	$ 17,191
Accumulated amortization	(11,692)	(10,482)	(8,870)
Net	5,499	6,709	8,321
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	2 years 9 months 18 days	3 years 6 months	4 years 6 months
Gross	13,997	13,997	13,997
Accumulated amortization	(10,147)	(9,098)	(7,699)
Net	3,850	4,899	6,298
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life	7 years 9 months 18 days	8 years 6 months	9 years 6 months
Gross	3,194	3,194	3,194
Accumulated amortization	(1,545)	(1,384)	(1,171)
Net	$ 1,649	$ 1,810	$ 2,023